Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	APTORUM GROUP LIMITED
Entity Central Index Key	0001734005
Entity File Number	001-38764
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Incorporation, Date of Incorporation	Sep. 13, 2010
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	17 Hanover Square
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	W1S 1BN
Entity Listings [Line Items]
Title of 12(b) Security	Class A Ordinary shares, par value $0.00001
Trading Symbol	APM
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	6,346,823
Class B Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	1,796,934
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Ian Huen
Entity Address, Address Line One	17 Hanover Square
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	W1S 1BN
Entity Phone Fax Numbers [Line Items]
City Area Code	+44
Local Phone Number	20 8092 9299